UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
       This Amendment (Check only one):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Capital Returns Management, LLC
Address:   717 5th Avenue
           14th Floor
           New York, New York 10022


Form 13F File Number:  028-14847
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald D. Bobman
Title:      President
Phone:      212-813-0860

Signature, Place and Date of Signing:


       /s/ Ronald D. Bobman              New York, NY          August 14, 2012
---------------------------------  ------------------------   -----------------
           [Signature]                   [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                          ----------------------

Form 13F Information Table Entry Total:               16
                                          ----------------------

Form 13F Information Table Value Total:            $67,012
                                          ----------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


                                                CAPITAL RETURNS MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                  QUARTER ENDED JUNE 30, 2012

--------------------------------------------------------------------------------------------------------------------------
                                                       VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACE LTD                       SHS            H0023R105    5,882   79,350  SH       SOLE                 79,350
AMERICAN INTL GROUP INC       COM NEW        026874784    4,696  146,339  SH       SOLE                146,339
BROWN & BROWN INC             COM            115236101    4,375  160,426  SH       SOLE                160,426
CHUBB CORP                    COM            171232101    4,595   63,100  SH       SOLE                 63,100
CNA FINL CORP                 COM            126117100    5,422  195,613  SH       SOLE                195,613
CNO FINL GROUP INC            COM            12621E103      780  100,000  SH       SOLE                100,000
FIRST ACCEPTANCE CORP         COM            318457108      627  467,907  SH       SOLE                467,907
FLAGSTONE REINSURANCE HOLDIN  COM            L3466T104    3,245  405,134  SH       SOLE                405,134
GALLAGHER ARTHUR J & CO       COM            363576109    4,701  134,055  SH       SOLE                134,055
METLIFE INC                   COM            59156R108    5,161  167,300  SH       SOLE                167,300
PRUDENTIAL FINL INC           COM            744320102    5,812  120,000  SH       SOLE                120,000
REINSURANCE GROUP AMER INC    COM NEW        759351604    3,110   58,456  SH       SOLE                 58,456
RENAISSANCERE HOLDINGS LTD    COM            G7496G103    4,221   55,537  SH       SOLE                 55,537
TRAVELERS COMPANIES INC       COM            89417E109    5,257   82,350  SH       SOLE                 82,350
VALIDUS HOLDINGS LTD          COM SHS        G9319H102    2,688   83,936  SH       SOLE                 83,936
XL GROUP PLC                  SHS            G98290102    6,440  306,065  SH       SOLE                306,065